UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Floating-Rate Income Trust (EFT) Semiannual Report November 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2012

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	38

Important Notices	39

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Performance1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date		Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/29/2004		6.37%	13.19%	6.01%	5.59%
Fund at Market Price	—		7.49	21.03	8.95	5.95
S&P/LSTA Leveraged Loan Index	06/29/2004	[1]	4.80%	9.36%	5.57%	5.19%

% Premium/Discount to NAV
						2.88%

Distributions[3]
Total Distributions per share for the period						$0.526
Distribution Rate at NAV						6.84%
Distribution Rate at Market Price						6.65%

% Total Leverage[4]
Auction Preferred Shares (APS)						8.47%
Borrowings						28.06

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Fund Profile

Top 10 Holdings (% of total investments)5

Intelsat Jackson Holdings Ltd.	1.2%
Rite Aid Corporation	1.1
Asurion LLC	1.1
Aramark Corporation	1.1
HCA, Inc.	1.0
Alliance Boots Holdings Limited	1.0
Chrysler Group LLC	0.9
Calpine Corp. (corporate bond)	0.9
SunGard Data Systems, Inc.	0.9
UPC Broadband Holding B.V. / UPC Financing Partnership	0.9
Total	10.1%

Top 10 Sectors (% of total investments)5

Health Care	11.7%
Business Equipment and Services	9.6
Electronics/Electrical	6.2
Automotive	4.6
Leisure Goods/Activities/Movies	4.5
Telecommunications	4.2
Cable and Satellite Television	4.2
Financial Intermediaries	4.1
Publishing	3.8
Insurance	3.5
Total	56.4%

Credit Quality (% of loan holdings)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Index data is available as of month-end only.

[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, the returns would be lower.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 143.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.5%
AVIO S.p.A
Term Loan, 3.08%, Maturing June 14, 2017		711	$706,553
Term Loan, 3.86%, Maturing December 14, 2017	EUR	600	776,429
Term Loan, 3.96%, Maturing December 14, 2017		762	757,343
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		925	933,787
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		774	777,953
Term Loan, 6.25%, Maturing November 2, 2018		351	352,672
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,498	1,520,604
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		1,791	1,388,386
Sequa Corporation
Term Loan, 3.60%, Maturing December 3, 2014		622	622,024
Term Loan, 6.25%, Maturing December 3, 2014		214	214,272
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,626	1,628,522
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		1,143	1,150,683
Term Loan, 4.00%, Maturing February 14, 2017		2,651	2,666,421
Wesco Aircraft Hardware Corp.
Term Loan, 5.25%, Maturing April 7, 2017		432	433,596
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		924	928,564

			$14,857,809

Air Transport — 0.5%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		920	$883,093
Orbitz Worldwide Inc.
Term Loan, 3.21%, Maturing July 25, 2014		1,947	1,866,251

			$2,749,344

Automotive — 7.1%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014		967	$969,670
Term Loan, 4.25%, Maturing August 23, 2019		2,995	3,017,310
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		470	469,074
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		8,825	9,041,638

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	2,075	$2,086,890
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	3,535	3,295,452
Term Loan, 2.15%, Maturing December 28, 2015	2,195	2,045,693
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,516,737
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	2,325	2,333,719
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,367	2,379,302
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018	1,321	1,334,527
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	507,500
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	2,154	2,170,858
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	975	979,875
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014	362	359,059
Term Loan, 2.46%, Maturing July 31, 2014	2,526	2,506,817
Term Loan, 5.50%, Maturing July 31, 2014	373	374,058
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015	1,350	1,297,688

		$42,685,867

Building and Development — 0.7%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	1,012	$1,021,018
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	794	738,420
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,914	1,918,460
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013	107	104,691
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	547	552,779

		$4,335,368

Business Equipment and Services — 15.0%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	413	$417,579

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	4,129	$4,154,728
Acxiom Corporation
Term Loan, 3.31%, Maturing March 15, 2015	728	732,582
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	2,584	2,593,715
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015	5,127	4,758,790
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	640	642,651
Altegrity, Inc.
Term Loan, 2.96%, Maturing February 21, 2015	707	660,486
Term Loan, 7.75%, Maturing February 20, 2015	776	776,122
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	1,225	1,200,500
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	697	697,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016	179	178,883
Term Loan, 6.25%, Maturing October 16, 2018	746	738,974
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,594	1,615,696
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	1,242	1,254,687
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	1,852	1,877,021
ClientLogic Corporation
Term Loan, 7.10%, Maturing January 30, 2017	1,790	1,749,766
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	575	578,594
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	550	555,500
Term Loan - Second Lien, 10.25%, Maturing February 28, 2018	1,000	1,011,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	627	631,233
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,312	2,015,927
EIG Investors Corp.
Term Loan, 6.25%, Maturing October 25, 2019	2,250	2,250,000
Term Loan - Second Lien, 10.25%, Maturing April 30, 2020	575	573,563
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	2,139	2,153,624

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	697	$705,642
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	1,800	1,818,000
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	1,634	1,633,245
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	2,214	2,229,855
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	5,661	5,717,421
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,206	3,230,198
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019	1,775	1,792,750
Term Loan - Second Lien, 9.75%, Maturing April 24, 2020	1,025	1,027,563
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	2,281	2,272,925
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	776	776,075
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014	916	913,503
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015	1,000	987,500
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018	945	953,521
National CineMedia, LLC
Term Loan, Maturing November 23, 2019(2)	575	577,156
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	425	426,594
Term Loan, 5.00%, Maturing June 8, 2018	4,789	4,816,890
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	625	628,516
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014	1,696	1,693,806
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	763	764,568
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	712	716,764
SunGard Data Systems, Inc.
Term Loan, 3.86%, Maturing February 26, 2016	7,114	7,149,453
Term Loan, 3.96%, Maturing February 28, 2017	1,557	1,565,365
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	938	940,470

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		3,174	$3,211,703
Travelport LLC
Term Loan, 4.65%, Maturing August 21, 2015	EUR	741	916,367
Term Loan, 4.86%, Maturing August 21, 2015		679	645,507
Term Loan, 4.86%, Maturing August 21, 2015		2,262	2,152,115
Term Loan, 4.86%, Maturing August 21, 2015		584	555,498
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		134	134,973
Term Loan, 6.00%, Maturing July 28, 2017		684	689,603
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		741	751,365
Term Loan, 5.50%, Maturing July 15, 2016		2,109	2,135,584
Term Loan, 5.75%, Maturing June 29, 2018		1,297	1,315,256

			$89,664,622

Cable and Satellite Television — 6.5%
Atlantic Broadband Finance, LLC
Term Loan, Maturing September 20, 2019(2)		950	$942,875
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,400	1,407,501
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		447	449,603
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		4,925	4,947,680
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		760	764,608
Term Loan, 4.00%, Maturing May 15, 2019		299	301,205
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,745	1,755,722
CSC Holdings, Inc.
Term Loan, 1.96%, Maturing March 29, 2016		3,702	3,712,283
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,200	1,205,357
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	369	452,606
Term Loan, 3.32%, Maturing March 4, 2016	EUR	369	452,606
Term Loan, 7.70%, Maturing March 6, 2017(3)	EUR	459	534,069
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	565	659,456
MCC Iowa LLC
Term Loan, 1.94%, Maturing January 30, 2015		3,733	3,709,332
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,637	1,636,289

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Mediacom Illinois, LLC
Term Loan, 1.69%, Maturing January 30, 2015		3,862	$3,797,303
Term Loan, 4.50%, Maturing October 23, 2017		904	901,927
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.69%, Maturing July 1, 2016	EUR	1,781	2,273,940
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	2,614	3,391,924
Term Loan, 4.11%, Maturing December 29, 2017	EUR	1,732	2,255,430
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		429	426,874
Term Loan, 3.71%, Maturing December 29, 2017		1,410	1,407,382
Term Loan, 4.00%, Maturing January 29, 2021		875	874,727
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		350	353,715

			$38,614,414

Chemicals and Plastics — 4.1%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,181	$1,205,708
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		275	278,781
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		798	801,990
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		584	587,437
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		569	575,654
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		815	818,917
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		3,856	3,912,426
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		1,840	1,839,524
Term Loan, 4.13%, Maturing May 5, 2015		474	464,275
Term Loan, 4.13%, Maturing May 5, 2015		836	835,681
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		112	113,337
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		980	992,250
PQ Corporation
Term Loan, 5.25%, Maturing April 10, 2017		1,325	1,332,178
Schoeller Arca Systems Holding B.V.
Term Loan, 4.78%, Maturing November 16, 2015	EUR	72	65,786
Term Loan, 4.78%, Maturing November 16, 2015	EUR	206	187,567
Term Loan, 4.78%, Maturing November 16, 2015	EUR	222	201,840

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018	634	$642,241
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019	423	427,632
Trinseo Materials Operating S.C.A.
Term Loan, 8.00%, Maturing August 2, 2017	2,182	2,095,936
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	566	570,863
Term Loan, 4.25%, Maturing February 8, 2018	2,077	2,093,381
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	4,716	4,692,955

		$24,736,359

Clothing / Textiles — 0.5%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	924	$932,473
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016	615	618,119
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018	543	541,075
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	557	562,250

		$2,653,917

Conglomerates — 2.4%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	188	$188,621
Term Loan, 7.75%, Maturing September 22, 2014	248	247,992
Term Loan, 8.25%, Maturing September 22, 2014	76	75,981
Rexnord Corporation
Term Loan, 4.50%, Maturing April 2, 2018	3,647	3,683,912
RGIS Services, LLC
Term Loan, 4.61%, Maturing October 18, 2016	2,633	2,646,048
Term Loan, 5.50%, Maturing October 18, 2017	1,567	1,576,919
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,489	1,496,194
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	754,375
Spectrum Brands, Inc.
Term Loan, 5.02%, Maturing June 17, 2016	1,796	1,796,439
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	2,115	2,123,821

		$14,590,302

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 2.21%, Maturing April 3, 2015	1,832	$1,821,346
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,300	2,325,157
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	549	545,882
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 20, 2018	3,725	3,762,507
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	600	606,281
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	698	703,487

		$9,764,660

Cosmetics / Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	3,367	$3,417,963
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.31%, Maturing November 28, 2014	1,075	839,575
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019	404	409,472

		$4,667,010

Drugs — 1.4%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	498	$499,366
Term Loan, 5.50%, Maturing February 10, 2017	2,093	2,099,315
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019	1,325	1,324,172
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016	350	353,062
Term Loan, 4.25%, Maturing March 15, 2018	821	825,033
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	623	626,627
Term Loan, 4.25%, Maturing March 15, 2018	1,642	1,650,066
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	1,129	1,134,420

		$8,512,061

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019	2,200	$2,231,625

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		575	$580,031
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.68%, Maturing March 31, 2016(4)	GBP	523	230,511

			$3,042,167

Electronics / Electrical — 9.9%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,906	$1,914,246
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		2,315	2,288,828
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,434	3,479,022
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		471	475,899
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		2,266	2,283,907
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 2, 2018		900	904,500
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,685	1,696,216
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,709	1,649,258
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,913	2,930,604
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		432	432,705
Term Loan, 5.50%, Maturing May 31, 2016		1,200	1,202,486
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016		4,485	4,366,638
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 29, 2019		375	375,762
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		1,571	1,586,773
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018		1,642	1,656,930
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		1,064	1,073,562
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,530	2,565,985
Term Loan, 5.50%, Maturing March 3, 2017		1,163	1,187,969
Term Loan, 5.25%, Maturing March 19, 2019		1,816	1,839,708

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Open Solutions, Inc.
Term Loan, 2.44%, Maturing January 23, 2014	2,815	$2,660,490
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	896	885,426
SafeNet Inc.
Term Loan, 2.71%, Maturing April 12, 2014	1,812	1,807,066
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	448	451,108
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,925	3,942,486
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	991	988,743
Term Loan, 5.00%, Maturing March 10, 2016	375	375,937
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	1,122	1,124,993
Sirius Computer Solutions, Inc.
Term Loan, Maturing November 30, 2018(2)	700	693,000
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,272	1,286,340
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,545	1,568,970
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	486	489,920
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	147	148,649
Term Loan, 5.00%, Maturing June 7, 2019	1,424	1,438,718
SumTotal Systems, Inc.
Term Loan, 6.25%, Maturing October 25, 2019	1,450	1,442,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	248	248,258
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,100	1,108,661
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,325	1,308,437
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	498,125
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	2,800	2,789,542

		$59,168,617

Equipment Leasing — 1.2%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	1,931	$1,943,860
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,425	1,444,594

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing (continued)
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,800	$3,852,250

		$7,240,704

Financial Intermediaries — 5.3%
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	900	$900,563
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	925	938,875
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,396	1,411,291
CB Richard Ellis Services, Inc.
Term Loan, 3.46%, Maturing March 5, 2018	762	763,690
Term Loan, 3.71%, Maturing September 4, 2019	719	721,263
First Data Corporation
Term Loan, 2.96%, Maturing September 24, 2014	11	11,426
Term Loan, 2.96%, Maturing September 24, 2014	55	55,017
Term Loan, 2.96%, Maturing September 24, 2014	133	132,725
Term Loan, 4.21%, Maturing March 23, 2018	1,636	1,561,308
Term Loan, 5.21%, Maturing September 24, 2018	1,375	1,348,790
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,316	1,294,336
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	804	804,375
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	1,050	1,057,875
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	1,034	1,030,123
LPL Holdings, Inc.
Term Loan, 2.71%, Maturing March 29, 2017	878	875,306
Term Loan, 4.00%, Maturing March 29, 2019	3,433	3,451,630
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,116	1,129,189
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	741	748,677
Nuveen Investments, Inc.
Term Loan, 5.84%, Maturing May 12, 2017	2,616	2,626,265
Term Loan, 5.84%, Maturing May 13, 2017	2,511	2,522,329
Term Loan, 7.25%, Maturing May 13, 2017	1,600	1,609,200
Oz Management LP
Term Loan, 1.71%, Maturing November 15, 2016	1,492	1,336,337
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(4)	15	12,487
Term Loan, 6.96%, Maturing December 10, 2015(4)	482	362,764

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		3,887	$3,918,162
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		522	523,354
Walter Investment Management Corp.
Term Loan, 6.75%, Maturing November 28, 2017		500	501,597

			$31,648,954

Food Products — 4.4%
Advance Pierre Foods
Term Loan, 5.75%, Maturing July 10, 2017		1,450	$1,468,125
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		734	727,145
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		1,300	1,304,062
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		1,197	1,202,985
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		4,724	4,733,021
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,089	1,093,028
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018		1,322	1,321,687
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		720	726,758
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,111	1,110,938
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		763	768,936
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		3,909	3,949,932
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		323	326,002
Term Loan, 4.75%, Maturing October 17, 2018		5,561	5,604,856
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,948	1,955,948

			$26,293,423

Food Service — 5.4%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		194	$193,993
Term Loan, 3.46%, Maturing July 26, 2016		5,298	5,313,420
Term Loan, 3.46%, Maturing July 26, 2016		348	349,437
Term Loan, 3.57%, Maturing July 26, 2016		2,401	2,405,285
Term Loan, 3.97%, Maturing July 26, 2016	GBP	1,188	1,878,772

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		500	$505,000
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015(4)		113	113,159
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,900	2,916,675
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		400	404,000
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,180	1,191,410
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,404	3,423,598
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,468	1,485,604
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		736	743,613
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		2,975	3,006,609
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		475	480,344
Sagittarius Restaurants, LLC
Term Loan, 7.50%, Maturing May 18, 2015		430	432,733
US Foods, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		770	767,295
Term Loan, 5.75%, Maturing March 31, 2017		3,186	3,153,465
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		1,468	1,476,981
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		2,200	2,222,981

			$32,464,374

Food / Drug Retailers — 4.5%
Alliance Boots Holdings Limited
Term Loan, 3.08%, Maturing July 9, 2015	EUR	1,000	$1,288,765
Term Loan, 3.49%, Maturing July 9, 2015	GBP	5,000	7,792,332
Fairway Group Acquisition Company
Term Loan, 8.25%, Maturing August 17, 2018		500	505,000
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		5,785	5,799,933
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		500	505,156
Rite Aid Corporation
Term Loan, 1.96%, Maturing June 4, 2014		8,315	8,255,562
Term Loan, 4.50%, Maturing March 2, 2018		2,393	2,391,350

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018	648	$656,480

		$27,194,578

Health Care — 17.7%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	522	$525,150
Term Loan, 4.75%, Maturing June 30, 2017	645	648,082
Term Loan, 4.75%, Maturing June 30, 2017	2,624	2,635,523
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	977	963,146
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,964	1,969,788
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019	925	932,516
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	734	733,906
Term Loan, 8.50%, Maturing April 4, 2017	734	733,906
Term Loan, Maturing October 9, 2017(2)	796	792,072
Term Loan, Maturing October 26, 2017(2)	579	576,053
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017	5,239	5,295,137
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing October 18, 2019	650	654,334
Catalent Pharma Solutions Inc.
Term Loan, 4.21%, Maturing September 15, 2016	2,321	2,330,807
Term Loan, 5.25%, Maturing September 15, 2017	1,267	1,282,720
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	725	725,906
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017	6,791	6,843,665
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	1,520	1,537,534
CRC Health Corporation
Term Loan, 4.86%, Maturing November 16, 2015	1,999	1,954,259
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,341	3,369,729
Term Loan, 4.00%, Maturing November 1, 2019	3,500	3,518,214
DJO Finance LLC
Term Loan, 5.21%, Maturing November 1, 2016	1,029	1,034,515
Term Loan, 6.25%, Maturing September 15, 2017	871	876,937
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	2,474	2,380,009

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	920	$931,880
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	2,039	2,064,044
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	3,281	3,323,085
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	735	738,801
HCA, Inc.
Term Loan, 3.61%, Maturing March 31, 2017	6,452	6,471,283
Term Loan, 3.46%, Maturing May 1, 2018	2,690	2,698,245
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	1,662	1,679,707
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	2,095	2,119,625
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	1,872	1,880,274
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	2,110	2,048,207
Term Loan, 6.75%, Maturing May 15, 2018	1,807	1,761,995
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	2,049	2,022,152
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	4,541	4,581,840
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	623	630,451
MedAssets, Inc.
Term Loan, 5.00%, Maturing November 16, 2016	800	803,129
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	899	863,296
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	4,106	4,134,141
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	647	648,367
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	1,000	1,005,000
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	1,698	1,694,122
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	2,184	2,220,574
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	349	349,125
Radnet Management, Inc.
Term Loan, 5.51%, Maturing September 30, 2018	1,675	1,678,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	3,357	$3,378,484
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	648	654,859
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,654	1,637,780
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	1,850	1,855,781
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,200	1,206,435
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019	2,092	2,103,954
Term Loan, Maturing September 27, 2019(2)	2,250	2,260,312
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	2,254	2,272,569
VWR Funding, Inc.
Term Loan, 2.71%, Maturing June 30, 2014	1,060	1,061,132
Term Loan, 4.46%, Maturing April 3, 2017	1,060	1,064,887

		$106,157,585

Home Furnishings — 0.7%
Hunter Fan Company
Term Loan, 2.73%, Maturing April 16, 2014	316	$306,048
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	1,850	1,852,660
Tempur-Pedic International Inc.
Term Loan, Maturing November 20, 2019(2)	2,025	2,037,341

		$4,196,049

Industrial Equipment — 2.3%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019	1,464	$1,483,380
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016	980	987,355
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018	1,721	1,765,138
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017	907	911,032
Husky Injection Molding Systems Ltd
Term Loan, 5.75%, Maturing June 29, 2018	3,330	3,380,803
Kion Group GMBH
Term Loan, 3.46%, Maturing December 23, 2014(5)	1,042	1,029,884
Term Loan, 3.96%, Maturing December 23, 2015(5)	1,042	1,029,884

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		574	$578,518
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		1,098	1,102,499
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		792	799,920
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		646	653,218

			$13,721,631

Insurance — 5.3%
Alliant Holdings I, Inc.
Term Loan, 3.36%, Maturing August 21, 2014		3,580	$3,593,138
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		1,122	1,130,604
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		3,700	3,727,750
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		647	654,834
Term Loan, 5.50%, Maturing December 8, 2016		1,492	1,503,565
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		9,901	10,002,027
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		557	575,902
CCC Information Services, Inc.
Term Loan, 5.75%, Maturing November 11, 2015		1,551	1,563,046
Cunningham Lindsey Group Inc.
Term Loan, Maturing October 29, 2019(2)		775	778,875
Hub International Limited
Term Loan, 4.71%, Maturing June 13, 2017		2,299	2,323,345
Term Loan, 6.75%, Maturing December 13, 2017		606	613,907
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,568,105
USI Holdings Corporation
Term Loan, 2.71%, Maturing May 5, 2014		3,279	3,281,194
Term Loan, 5.75%, Maturing May 5, 2014		399	399,998

			$31,716,290

Leisure Goods / Activities / Movies — 6.7%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019		2,239	$2,268,413
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016		5,332	5,369,686
Term Loan, 4.75%, Maturing February 22, 2018		1,092	1,101,639

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	1,481	$1,491,742
Bombardier Recreational Products, Inc.
Term Loan, 4.46%, Maturing June 28, 2016	2,983	3,005,539
Term Loan, Maturing June 28, 2016(2)	525	521,063
Bright Horizons Family Solutions, Inc.
Term Loan, 6.25%, Maturing May 28, 2015	1,019	1,022,554
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	2,171	2,191,835
Cinemark USA, Inc.
Term Loan, 3.46%, Maturing April 29, 2016	3,834	3,866,732
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	2,692	2,712,353
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	975	978,047
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(2)	1,350	1,350,000
Fender Musical Instruments Corporation
Term Loan, 2.46%, Maturing June 9, 2014	270	269,833
Term Loan, 2.46%, Maturing June 9, 2014	534	534,007
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	2,958	2,978,068
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(4)	824	676,715
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(4)	900	479,250
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	2,514	2,535,909
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	2,400	2,414,990
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	1,846	1,863,689
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,912	1,894,350
Term Loan, 7.50%, Maturing June 19, 2015	746	753,652

		$40,280,066

Lodging and Casinos — 2.5%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	498	$502,475
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	1,152	1,161,920
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016	2,918	2,982,414
Term Loan, 5.46%, Maturing January 26, 2018	2,788	2,497,016

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	2,850	$4,306,869
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		1,032	1,044,082
LodgeNet Entertainment Corporation
Term Loan, 8.50%, Maturing April 4, 2014		1,288	978,692
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		375	377,080
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		647	652,409
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		348	351,515

			$14,854,472

Nonferrous Metals / Minerals — 2.4%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		3,268	$3,298,273
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		3,068	3,068,436
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		1,144	1,153,547
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		743	746,364
Term Loan, 4.00%, Maturing March 10, 2017		2,284	2,296,200
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.78%, Maturing May 8, 2016		2,141	2,146,094
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		1,325	1,278,625
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		500	477,500

			$14,465,039

Oil and Gas — 4.2%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		205	$207,372
Term Loan, 9.00%, Maturing June 23, 2017		2,461	2,505,815
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		1,198	1,217,095
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		2,925	2,940,438
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		2,080	1,785,234
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		2,587	2,615,025

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	1,361	$1,371,672
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,887	2,901,149
Plains Exploration & Production
Term Loan, Maturing September 13, 2019(2)	2,250	2,265,820
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	950	957,973
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	2,266	2,292,480
Term Loan, 5.00%, Maturing September 25, 2019	183	185,546
Term Loan, 5.00%, Maturing September 25, 2019	300	303,772
Tallgrass Energy Partners, LP
Term Loan, 5.25%, Maturing October 25, 2018	2,400	2,404,500
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014	496	488,652
Term Loan, 6.50%, Maturing November 14, 2014	596	595,252

		$25,037,795

Publishing — 5.4%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	3,411	$3,414,331
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 31, 2014	93	91,578
Term Loan, 5.97%, Maturing December 31, 2014	1,665	1,633,888
Term Loan, 5.97%, Maturing December 31, 2014	1,683	1,651,165
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014	982	749,444
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014	639	232,941
Term Loan, 2.21%, Maturing August 28, 2014	1,498	546,514
Term Loan, 2.46%, Maturing August 28, 2014	737	268,778
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,400	5,431,725
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014	183	143,085
Term Loan, 3.58%, Maturing August 7, 2014	1,760	1,372,608
Interactive Data Corporation
Term Loan, 4.50%, Maturing February 12, 2018	2,966	2,988,653
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	552	556,530
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	6,922	6,882,992

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014	216	$210,716
Merrill Communications, LLC
Term Loan, 9.75%, Maturing December 24, 2012	2,613	2,608,232
Nelson Education Ltd.
Term Loan, 2.86%, Maturing July 3, 2014	462	362,832
Nielsen Finance LLC
Term Loan, 3.96%, Maturing May 2, 2016	1,943	1,955,735
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(3)(4)	757	322,878
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	886	779,849

		$32,204,474

Radio and Television — 4.2%
Clear Channel Communications, Inc.
Term Loan, 3.86%, Maturing January 29, 2016	1,516	$1,232,317
Cumulus Media Holdings Inc.
Term Loan, 5.75%, Maturing September 17, 2018	7,140	7,178,455
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,022,500
Entercom Radio, LLC
Term Loan, 5.00%, Maturing November 23, 2018	579	584,234
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	1,550	1,573,250
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	575	578,594
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	851	857,300
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	670	673,287
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	581	582,822
Nexstar Broadcasting, Inc.
Term Loan, Maturing November 19, 2019(2)	266	267,375
Term Loan, Maturing November 19, 2019(2)	1,284	1,292,312
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	988	986,266
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016	818	823,979
Univision Communications Inc.
Term Loan, 4.46%, Maturing March 31, 2017	5,524	5,402,528
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017	2,220	2,245,848

		$25,301,067

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 5.2%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,566	$1,586,440
Bass Pro Group, LLC
Term Loan, Maturing November 30, 2019(2)		1,575	1,578,446
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		750	749,375
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		748	751,242
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,346	1,357,851
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,122	1,133,409
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		1,798	1,804,366
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,934	1,941,130
Michaels Stores, Inc.
Term Loan, 4.91%, Maturing July 29, 2016		1,852	1,872,690
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		893	906,649
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		5,225	5,241,318
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		550	554,125
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 17, 2018		525	529,266
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,362	2,378,347
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,991	2,004,996
Term Loan, 4.25%, Maturing August 7, 2019		675	681,118
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		2,937	2,937,958
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,507	1,371,849
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	29	29,774
Term Loan, 2.42%, Maturing March 9, 2015	EUR	62	65,099
Term Loan, 2.42%, Maturing March 9, 2015	EUR	347	361,829
Term Loan, 2.92%, Maturing March 8, 2016	EUR	18	19,176
Term Loan, 2.92%, Maturing March 8, 2016	EUR	71	74,182
Term Loan, 2.92%, Maturing March 8, 2016	EUR	440	459,225
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		725	733,156

			$31,123,016

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel — 1.9%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,175	$1,151,500
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		6,575	6,600,833
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		763	771,018
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		925	933,094
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		568	569,233
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		716	721,307
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		700	708,750

			$11,455,735

Surface Transport — 1.3%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,915	$3,915,986
Term Loan, 3.75%, Maturing March 11, 2018		2,050	2,055,125
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		2,041	2,060,330

			$8,031,441

Telecommunications — 6.1%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		1,639	$1,546,921
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		938	943,988
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		550	553,781
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		2,084	2,097,537
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		11,628	11,700,486
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	828	1,271,780
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		977	981,942
Term Loan, 4.00%, Maturing March 16, 2018		4,482	4,506,437
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		625	619,922
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,037	1,040,504
Term Loan, 3.75%, Maturing September 27, 2019		475	477,870

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	2,095	$2,106,533
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	7,781	7,821,309
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	1,047	1,055,230

		$36,724,240

Utilities — 3.4%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	2,254	$2,281,344
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	1,062	1,070,353
Term Loan, 4.50%, Maturing April 2, 2018	3,127	3,153,901
Term Loan, 4.50%, Maturing October 9, 2019	950	957,481
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	497	513,851
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	801	836,569
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	822	827,829
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	1,272	1,294,069
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,913	4,958,870
Raven Power Finance, LLC
Term Loan, Maturing November 15, 2018(2)	575	573,562
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017	6,000	3,906,895

		$20,374,724

Total Senior Floating-Rate Interests (identified cost $857,980,182)		$860,528,174

Corporate Bonds & Notes — 10.8%

Security	Principal Amount* (000’s omitted)	Value

Automotive — 0.0%(6)
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(5)	120	$133,500
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(5)	75	78,124

		$211,624

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.0%(6)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	70	$80,413
4.625%, 3/1/23	75	78,000
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(5)	55	51,975

		$210,388

Broadcast Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc., Sr. Notes
6.50%, 11/15/22(5)	50	$50,000
6.50%, 11/15/22(5)	140	141,400
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	948	1,030,950
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19(5)	70	72,012

		$1,294,362

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(5)	55	$58,300

		$58,300

Building and Development — 0.1%
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(3)(5)	140	$151,725
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	90	100,575
8.50%, 4/15/21	25	27,313
8.50%, 4/15/21(5)	105	114,187

		$393,800

Business Equipment and Services — 0.2%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	280	$217,000
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(5)	40	41,100
HDTFS, Inc., Sr. Notes
6.25%, 10/15/22(5)	55	57,269
IMS Health, Inc., Sr. Notes
6.00%, 11/1/20(5)	80	82,800
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	835	887,187

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
TransUnion Holding Co., Inc., Sr. Notes
8.125%, 6/15/18(3)(5)		110	$111,650

			$1,397,006

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
5.25%, 9/30/22		200	$202,500
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes
6.375%, 9/15/20(5)		80	82,600
Unitymedia Hessen GMBH & Co KG/Unitymedia NRW GMBH, Sr. Notes
1/15/23(5)		1,000	1,000,000

			$1,285,100

Chemicals and Plastics — 1.2%
Ashland, Inc., Sr. Notes
4.75%, 8/15/22(5)		35	$36,138
Celanese US Holdings, LLC, Sr. Notes
4.625%, 11/15/22		50	51,875
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	2,005,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(5)(7)	EUR	1,000	1,349,321
8.375%, 2/15/19(5)		1,950	2,086,500
7.50%, 5/1/20(5)		900	933,750
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		215	239,994
5.75%, 4/15/24		200	241,000
Rockwood Specialties Group, Inc., Sr. Notes
4.625%, 10/15/20		130	133,412
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(5)		115	113,706

			$7,190,696

Clothing / Textiles — 0.0%(6)
Wolverine World Wide, Inc., Sr. Notes
6.125%, 10/15/20(5)		45	$46,969

			$46,969

Conglomerates — 0.1%
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(5)		50	$50,875

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
General Cable Corp., Sr. Notes
5.75%, 10/1/22(5)	80	$82,000
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(5)	50	52,000
6.625%, 11/15/22(5)	75	78,750

		$263,625

Containers and Glass Products — 0.9%
Berry Plastics Corp., Sr. Notes
5.09%, 2/15/15(7)	1,000	$1,003,000
BOE Merger Corp., Sr. Notes
9.50%, 11/1/17(3)(5)	65	63,862
Reynolds Group Holdings, Inc., Sr. Notes
5.75%, 10/15/20(5)	4,350	4,458,750
Sealed Air Corp., Sr. Notes
6.50%, 12/1/20(5)	35	36,663
8.375%, 9/15/21(5)	10	11,300

		$5,573,575

Cosmetics / Toiletries — 0.3%
Alphabet Holding Co., Inc., Sr. Notes
7.75%, 11/1/17(3)(5)	135	$138,037
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(5)	130	138,450
Revlon Consumer Products Corp.
9.75%, 11/15/15	1,420	1,501,650

		$1,778,137

Diversified Financial Services — 0.1%
Air Lease Corp., Sr. Notes
4.50%, 1/15/16(5)	265	$268,312
CIT Group, Inc., Sr. Notes
5.50%, 2/15/19(5)	45	48,150
5.375%, 5/15/20	10	10,725
5.00%, 8/15/22	20	21,053

		$348,240

Drugs — 0.0%(6)
VPI Escrow Corp., Sr. Notes
6.375%, 10/15/20(5)	135	$144,113

		$144,113

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.0%(6)
ADS Waste Holdings, Inc., Sr. Notes
8.25%, 10/1/20(5)		55	$57,612
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20		50	51,625
5.125%, 6/1/21(5)		25	25,688

			$134,925

Electronics / Electrical — 0.1%
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		40	$41,700
6.875%, 1/15/20		40	43,600
Infor US, Inc., Sr. Notes
9.375%, 4/1/19		65	72,800
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(5)		120	124,200

			$282,300

Equipment Leasing — 0.3%
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	$1,043,750
6.75%, 9/1/16(5)		400	448,000
7.125%, 9/1/18(5)		400	465,000

			$1,956,750

Financial Intermediaries — 1.3%
Ally Financial, Inc., Sr. Notes
2.618%, 12/1/14(7)		35	$34,879
0.00%, 6/15/15		80	72,900
4.625%, 6/26/15		535	558,047
First Data Corp., Sr. Notes
7.375%, 6/15/19(5)		1,000	1,032,500
6.75%, 11/1/20(5)		1,640	1,660,500
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,778,750
Lender Processing Services, Inc., Sr. Notes
5.75%, 4/15/23		80	83,900
Nuveen Investments, Inc., Sr. Notes
9.50%, 10/15/20(5)		135	137,025
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(5)	EUR	1,000	1,362,327

			$7,720,828

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Financial Services — 0.0%(6)
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17	15	$15,262
6.375%, 11/15/19	45	45,619

		$60,881

Food Products — 0.0%(6)
Land O’Lakes, Inc., Sr. Notes
6.00%, 11/15/22(5)	50	$51,938
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	105	111,562

		$163,500

Food Service — 0.0%(6)
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(5)	65	$61,750

		$61,750

Food / Drug Retailers — 0.0%(6)
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(5)	75	$77,813

		$77,813

Health Care — 0.9%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	180	$183,600
Air Medical Group Holdings, Inc., Sr. Notes
9.25%, 11/1/18	5	5,425
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(5)	20	20,300
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(5)	115	120,606
CDRT Holding Corp., Sr. Notes
9.25%, 10/1/17(5)	80	80,400
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	2,445	2,579,475
7.125%, 7/15/20	130	137,637
DaVita, Inc., Sr. Notes
5.75%, 8/15/22	225	236,250
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
8.75%, 3/15/18(5)	20	21,900
HCA, Inc., Sr. Notes
4.75%, 5/1/23	1,200	1,215,000
5.875%, 5/1/23	55	57,063

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(5)	265	$282,887
INC Research, LLC., Sr. Notes
11.50%, 7/15/19(5)	55	55,825
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(5)	50	52,250
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20	65	71,988
Valeant Pharmaceuticals International, Sr. Notes
6.375%, 10/15/20(5)	110	117,150
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(5)	190	197,125

		$5,434,881

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(5)	835	$897,625
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(5)	135	140,737
Serta Simmons Holdings, LLC, Sr. Notes
8.125%, 10/1/20(5)	80	80,900

		$1,119,262

Industrial Equipment — 0.0%(6)
Manitowoc Co., Inc. (The), Sr. Notes
5.875%, 10/15/22	70	$70,175

		$70,175

Insurance — 0.2%
Alliant Holdings I, Inc., Sr. Notes
11.00%, 5/1/15(5)	50	$51,844
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(5)	1,175	1,233,750
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(5)	70	72,975
USI Holdings Corp., Sr. Notes
4.185%, 11/15/14(5)(7)	75	75,187

		$1,433,756

Leisure Goods / Activities / Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	85	$93,925

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	105	$108,413
6.875%, 12/1/13	40	42,000
7.25%, 6/15/16	25	28,250
7.25%, 3/15/18	50	56,875
Seven Seas Cruises, S. de R.L., Sr. Notes
9.125%, 5/15/19	75	78,375
Viking Cruises, Ltd., Sr. Notes
8.50%, 10/15/22(5)	65	69,225

		$477,063

Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(5)(8)	535	$192,600
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	20	19,475
11.25%, 6/1/17	1,000	1,079,375
8.50%, 2/15/20(5)	2,375	2,333,438
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(5)	106	103,880
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(5)	105	100,275
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(5)	450	339,750
Peninsula Gaming, LLC, Sr. Notes
10.75%, 8/15/17	1,000	1,126,250
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(5)	345	312,225
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(4)(5)	197	106,913

		$5,714,181

Mining, Steel, Iron and Nonprecious Metals — 0.0%(6)
IAMGOLD Corp., Sr. Notes
6.75%, 10/1/20(5)	135	$132,638

		$132,638

Nonferrous Metals / Minerals — 0.1%
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(5)	60	$61,500
8.25%, 11/1/19(5)	35	35,963
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(5)	115	104,075

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(5)	45	$48,038
6.25%, 11/15/22(5)	70	71,837
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(5)	55	58,025

		$379,438

Oil and Gas — 0.5%
Bristow Group, Inc., Sr. Notes
6.25%, 10/15/22	85	$90,419
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	140	142,450
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	85	88,400
Continental Resources, Inc., Sr. Notes
5.00%, 9/15/22	280	298,200
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes
6.50%, 11/1/22(5)	130	128,375
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	190	206,625
9.375%, 5/1/20	145	161,312
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	40	41,700
EPL Oil & Gas, Inc., Sr. Notes
8.25%, 2/15/18(5)	80	79,800
Forest Oil Corp., Sr. Notes
7.50%, 9/15/20(5)	80	82,600
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(5)	25	25,875
Halcon Resources Corp., Sr. Notes
9.75%, 7/15/20(5)	55	58,575
Inergy Midstream LP/ NRGM Finance Corp., Sr. Notes
12/15/20(2)(5)	25	25,500
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	75	81,563
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(5)	105	109,462
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	130	139,425
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	140	148,750
Offshore Group Investment, Ltd., Sr. Notes
7.50%, 11/1/19(5)	75	75,750

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Plains Exploration & Production Co., Sr. Notes
6.875%, 2/15/23	210	$216,562
Sabine Pass LNG, LP, Sr. Notes
6.50%, 11/1/20(5)	105	105,394
Seadrill, Ltd., Sr. Notes
5.625%, 9/15/17(5)	280	281,400
SM Energy Co., Sr. Notes
6.50%, 1/1/23	85	90,100
Tesoro Corp., Sr. Notes
5.375%, 10/1/22	105	109,725

		$2,787,962

Publishing — 0.2%
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(5)	645	$661,125
Laureate Education, Inc., Sr. Sub Notes
12.75%, 8/15/17(5)	105	111,825
Nielsen Finance, LLC, Sr. Notes
4.50%, 10/1/20(5)	105	105,263

		$878,213

Radio and Television — 0.2%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(5)	453	$412,796
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(5)	925	938,875
WMG Acquisition Corp., Sr. Notes
6.00%, 1/15/21(5)	55	56,650

		$1,408,321

Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	124	$125,860
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	555,000

		$680,860

Retailers (Except Food and Drug) — 0.2%
Claire’s Stores, Inc., Sr. Notes
9.00%, 3/15/19(5)	130	$138,938
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(5)	40	45,200

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18(5)	55	$59,881
7.75%, 11/1/18	95	103,431
PETCO Holdings, Inc., Sr. Notes
8.50%, 10/15/17(3)(5)	215	220,913
Radio Systems Corp., Sr. Notes
8.375%, 11/1/19(5)	65	66,706
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	185	201,188
ServiceMaster Company, Sr. Notes
7.00%, 8/15/20(5)	115	113,131

		$949,388

Steel — 0.0%(6)
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(5)	35	$37,581

		$37,581

Technology — 0.0%(6)
NCR Corp., Sr. Notes
5.00%, 7/15/22(5)	65	$66,138

		$66,138

Telecommunications — 0.6%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$669,900
Crown Castle International Corp., Sr. Notes
5.25%, 1/15/23(5)	105	110,119
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	1,000	1,080,000
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(5)	110	117,700
SBA Communications Corp., Sr. Notes
5.625%, 10/1/19(5)	105	108,806
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(5)	95	99,631
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20	1,095	1,183,969
6.00%, 11/15/22	190	192,375

		$3,562,500

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities — 1.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(5)	4,590	$5,094,900
7.875%, 1/15/23(5)	3,442	3,855,040
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(5)	35	36,050
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	21,450

		$9,007,440

Total Corporate Bonds & Notes (identified cost $61,949,601)		$64,794,479

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(7)	$296	$265,816
Avalon Capital Ltd. 3, Series 1A, Class D, 2.262%, 2/24/19(5)(7)	589	528,331
Babson Ltd., Series 2005-1A, Class C1, 2.29%, 4/15/19(5)(7)	753	651,207
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.908%, 3/8/17(5)(7)	985	961,437
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.08%, 7/17/19(5)(7)	750	684,492
Comstock Funding Ltd., Series 2006-1A, Class D, 4.561%, 5/30/20(5)(7)	692	615,879

Total Asset-Backed Securities (identified cost $3,911,125)		$3,707,162

Common Stocks — 1.5%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(4)(9)(10)	20,780	$529,890

		$529,890

Building and Development — 0.1%
Panolam Holdings Co.(4)(10)(11)	280	$494,251
United Subcontractors, Inc.(4)(9)(10)	601	25,038

		$519,289

Security	Shares	Value

Financial Intermediaries — 0.0%(6)
RTS Investor Corp.(4)(9)(10)	168	$18,189

		$18,189

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(4)(9)(10)	50,495	$456,980

		$456,980

Leisure Goods / Activities / Movies — 0.4%
Metro-Goldwyn-Mayer Holdings, Inc.(9)(10)	66,174	$2,404,320

		$2,404,320

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(10)	83	$4,233
Tropicana Entertainment, Inc.(4)(9)(10)	37,016	481,208

		$485,441

Nonferrous Metals / Minerals — 0.0%(6)
Euramax International, Inc.(9)(10)	701	$147,252

		$147,252

Oil and Gas — 0.0%(6)
SemGroup Corp.(10)	1,565	$58,969

		$58,969

Publishing — 0.6%
Ion Media Networks, Inc.(4)(9)(10)	4,429	$2,816,844
MediaNews Group, Inc.(4)(9)(10)	29,104	610,603
Source Interlink Companies, Inc.(4)(9)(10)	2,290	0

		$3,427,447

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(9)(10)	251	$884,775

		$884,775

Total Common Stocks (identified cost $5,395,103)		$8,932,552

Warrants — 0.0%(6)

Security	Shares	Value

Oil and Gas — 0.0%(6)
SemGroup Corp., Expires 11/30/14(10)	1,647	$22,976

		$22,976

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing — 0.0%(6)
Reader’s Digest Association, Inc. (The), Expires 2/19/14(4)(9)(10)	1,609	$0

		$0

Radio and Television — 0.0%(6)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(9)(10)	3	$10,575

		$10,575

Total Warrants (identified cost $5,172)		$33,551

Miscellaneous — 0.0%(6)

Security	Shares	Value

Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate	605,000	$27,225

Total Miscellaneous (identified cost $0)		$27,225

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(12)	$15,012	$15,012,277

Total Short-Term Investments (identified cost $15,012,277)		$15,012,277

Total Investments — 159.0% (identified cost $944,253,460)		$953,035,420

Other Assets, Less Liabilities — (45.7)%		$(273,703,769)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.3)%		$(80,055,887)

Net Assets Applicable to Common Shares — 100.0%		$599,275,764

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after November 30, 2012, at which time the interest rate will be determined.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $44,371,597 or 7.4% of the Trust’s net assets applicable to common shares.

(6)	Amount is less than 0.05%.

(7)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2012.

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security (see Note 8).

(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012.

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2012
Unaffiliated investments, at value (identified cost, $929,241,183)	$938,023,143
Affiliated investment, at value (identified cost, $15,012,277)	15,012,277
Cash	5,329,727
Restricted cash*	133,332
Foreign currency, at value (identified cost, $20,924)	20,918
Interest receivable	5,294,884
Interest receivable from affiliated investment	2,252
Receivable for investments sold	944,533
Receivable for open forward foreign currency exchange contracts	55,150
Prepaid expenses	41,797
Other assets	40
Total assets	$964,858,053

Liabilities
Notes payable	$265,000,000
Payable for investments purchased	19,348,313
Payable for open forward foreign currency exchange contracts	143,627
Payable to affiliates:
Investment adviser fee	582,068
Trustees’ fees	6,093
Accrued expenses	446,301
Total liabilities	$285,526,402
Auction preferred shares (3,200 shares outstanding) at liquidation value plus cumulative unpaid dividends	$80,055,887
Net assets applicable to common shares	$599,275,764

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,546,741 shares issued and outstanding	$375,467
Additional paid-in capital	709,166,126
Accumulated net realized loss	(119,693,725)
Accumulated undistributed net investment income	815,478
Net unrealized appreciation	8,612,418
Net assets applicable to common shares	$599,275,764

Net Asset Value Per Common Share
($599,275,764 ÷ 37,546,741 common shares issued and outstanding)	$15.96

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2012
Interest and other income	$25,981,797
Dividends	927,472
Interest allocated from affiliated investment	10,692
Expenses allocated from affiliated investment	(1,144)
Total investment income	$26,918,817

Expenses
Investment adviser fee	$3,509,155
Trustees’ fees and expenses	18,417
Custodian fee	196,766
Transfer and dividend disbursing agent fees	9,057
Legal and accounting services	160,960
Printing and postage	52,603
Interest expense and fees	1,733,255
Preferred shares service fee	57,660
Miscellaneous	88,259
Total expenses	$5,826,132
Deduct —
Reduction of investment adviser fee	$35,317
Reduction of custodian fee	14
Total expense reductions	$35,331

Net expenses	$5,790,801

Net investment income	$21,128,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$880,560
Investment transactions allocated from affiliated investment	248
Foreign currency and forward foreign currency exchange contract transactions	(239,429)
Net realized gain	$641,379
Change in unrealized appreciation (depreciation) —
Investments	$16,610,183
Foreign currency and forward foreign currency exchange contracts	(1,090,991)
Net change in unrealized appreciation (depreciation)	$15,519,192

Net realized and unrealized gain	$16,160,571

Distributions to preferred shareholders
From net investment income	$(818,061)

Net increase in net assets from operations	$36,470,526

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
From operations —
Net investment income	$21,128,016	$38,772,685
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	641,379	4,297,069
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	15,519,192	(17,875,101)
Distributions to preferred shareholders — From net investment income	(818,061)	(1,186,482)
Net increase in net assets from operations	$36,470,526	$24,008,171
Distributions to common shareholders —
From net investment income	$(19,740,216)	$(38,389,236)
Total distributions to common shareholders	$(19,740,216)	$(38,389,236)
Capital share transactions —
Reinvestment of distributions to common shareholders	$534,664	$502,012
Net increase in net assets from capital share transactions	$534,664	$502,012

Net increase (decrease) in net assets	$17,264,974	$(13,879,053)

Net Assets Applicable to Common Shares
At beginning of period	$582,010,790	$595,889,843
At end of period	$599,275,764	$582,010,790

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$815,478	$245,739

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2012
Net increase in net assets from operations	$36,470,526
Distributions to preferred shareholders	818,061
Net increase in net assets from operations excluding distributions to preferred shareholders	$37,288,587
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(209,050,924)
Investments sold and principal repayments	203,882,551
Decrease in short-term investments, net	7,306,039
Net amortization/accretion of premium (discount)	(1,823,234)
Increase in restricted cash	(133,332)
Increase in interest receivable	(24,332)
Increase in interest receivable from affiliated investment	(1,067)
Decrease in receivable for open forward foreign currency exchange contracts	931,212
Decrease in receivable from the transfer agent	110,307
Decrease in tax reclaims receivable	1,859
Increase in prepaid expenses	(1,707)
Decrease in other assets	10,241
Increase in payable for open forward foreign currency exchange contracts	143,627
Increase in payable to affiliate for investment adviser fee	29,819
Decrease in payable to affiliate for Trustees’ fees	(45)
Increase in accrued expenses	19,363
Decrease in unfunded loan commitments	(1,598,028)
Net change in unrealized (appreciation) depreciation from investments	(16,610,183)
Net realized gain from investments	(880,560)
Net cash provided by operating activities	$19,600,193

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(19,205,552)
Cash distributions to preferred shareholders	(782,489)
Proceeds from notes payable	5,000,000
Net cash used in financing activities	$(14,988,041)

Net increase in cash*	$4,612,152

Cash at beginning of period(1)	$738,493

Cash at end of period(1)	$5,350,645

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$534,664
Cash paid for interest and fees on borrowings	1,749,659

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(46).

(1)	Balance includes foreign currency, at value.

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$15.510		$15.900	$14.880	$11.390	$16.280	$18.980

Income (Loss) From Operations
Net investment income(1)	$0.563		$1.034	$0.991	$1.008	$1.136	$2.002
Net realized and unrealized gain (loss)	0.435		(0.368)	1.082	3.468	(4.917)	(2.701)
Distributions to preferred shareholders
From net investment income(1)	(0.022)		(0.032)	(0.033)	(0.044)	(0.111)	(0.575)

Total income (loss) from operations	$0.976		$0.634	$2.040	$4.432	$(3.892)	$(1.274)

Less Distributions to Common Shareholders
From net investment income	$(0.526)		$(1.024)	$(1.020)	$(0.942)	$(0.868)	$(1.417)
Tax return of capital	—		—	—	—	(0.130)	(0.009)

Total distributions to common shareholders	$(0.526)		$(1.024)	$(1.020)	$(0.942)	$(0.998)	$(1.426)

Net asset value — End of period (Common shares)	$15.960		$15.510	$15.900	$14.880	$11.390	$16.280

Market value — End of period (Common shares)	$16.420		$15.790	$16.390	$14.350	$10.330	$15.130

Total Investment Return on Net Asset Value(2)	6.37	%(3)	4.43%	14.13%	40.07%	(22.80)%	(6.31)%

Total Investment Return on Market Value(2)	7.49	%(3)	3.13%	21.99%	48.94%	(24.66)%	(15.15)%

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$599,276		$582,011	$595,890	$556,611	$425,899	$608,310
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.37	%(6)	1.28%	1.22%	1.15%	1.24%	1.22%
Interest and fee expense(7)	0.58	%(6)	0.58%	0.65%	0.59%	2.00%	0.12%
Total expenses	1.95	%(6)	1.86%	1.87%	1.74%	3.24%	1.34%
Net investment income	7.11	%(6)	6.73%	6.43%	7.20%	9.71%	11.68%
Portfolio Turnover	22	%(3)	38%	50%	43%	16%	36%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.87	%(6)	0.81%	0.78%	0.73%	0.71%	0.73%
Interest and fee expense(7)	0.37	%(6)	0.37%	0.42%	0.38%	1.15%	0.07%
Total expenses	1.24	%(6)	1.18%	1.20%	1.11%	1.86%	0.80%
Net investment income	4.51	%(6)	4.28%	4.14%	4.61%	5.57%	6.96%
Senior Securities:
Total notes payable outstanding (in 000’s)	$265,000		$260,000	$238,000	$238,000	$96,000	$290,000
Asset coverage per $1,000 of notes payable(8)	$3,564		$3,546	$3,840	$3,675	$6,947	$3,598
Total preferred shares outstanding	3,200		3,200	3,200	3,200	5,800	5,800
Asset coverage per preferred share(9)	$68,430		$67,796	$71,848	$68,760	$69,183	$59,955
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable incurred to redeem the Trust’s APS (see Note 10).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 271%, 287%, 275%, 277% and 240% at November 30, 2012, and May 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(10)	Plus accumulated and unpaid dividends.

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to

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Floating-Rate Income Trust

November 30, 2012

Notes to Financial Statements (Unaudited) — continued

maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 31, 2012, the Trust, for federal income tax purposes, had a capital loss carryforward of $119,841,950 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2014 ($4,930,781), May 31, 2015 ($431,997), May 31, 2016 ($3,161,472), May 31, 2017 ($53,628,558), May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after May 31, 2012.

As of November 30, 2012, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

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Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to November 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on September 16, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B and Series C, and approximately monthly for Series D and Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is the greater of 1) 200% (125% prior to July 12, 2012) of LIBOR at the date of the auction or 2) LIBOR at the date of the auction plus 2.00% (1.25% prior to July 12, 2012). The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of November 30, 2012 is as follows:

APS Issued and Outstanding

Series A	640
Series B	640
Series C	640
Series D	640
Series E	640

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at November 30, 2012	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	2.19%	$148,616	1.85%	1.44–2.20
Series B	2.19	161,951	2.02	1.44–2.20
Series C	2.19	175,237	2.18	1.44–2.20
Series D	2.22	166,236	2.07	1.49–2.48
Series E	2.21	166,021	2.07	1.49–2.48

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Floating-Rate Income Trust

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Notes to Financial Statements (Unaudited) — continued

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of November 30, 2012.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended November 30, 2012, the Trust’s investment adviser fee totaled $3,509,155. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Trust concluded its first eight full years of operations on June 29, 2012. Pursuant to this agreement, EVM waived $35,317 of its investment adviser fee for the six months ended November 30, 2012.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2012, no significant amounts have been deferred.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $210,241,796 and $200,640,586, respectively, for the six months ended November 30, 2012.

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended November 30, 2012 and the year ended May 31, 2012 were 33,820 and 32,074, respectively.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$944,886,402

Gross unrealized appreciation	$19,229,111
Gross unrealized depreciation	(11,080,093)

Net unrealized appreciation	$8,149,018

8  Restricted Securities

At November 30, 2012, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable

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Floating-Rate Income Trust

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Notes to Financial Statements (Unaudited) — continued

under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$494,251

Total Restricted Securities			$153,860	$494,251

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

12/31/12	British Pound Sterling 3,171,667	United States Dollar 5,121,021	Goldman Sachs International	$39,698
12/31/12	Euro 2,295,773	United States Dollar 2,954,683	HSBC Bank USA	(31,966)
1/31/13	British Pound Sterling 2,911,406	United States Dollar 4,679,357	HSBC Bank USA	15,452
1/31/13	Euro 4,757,576	United States Dollar 6,176,238	Deutsche Bank	(14,899)
2/28/13	British Pound Sterling 4,552,133	United States Dollar 7,267,207	Goldman Sachs International	(24,247)
2/28/13	Euro 6,370,519	United States Dollar 8,219,913	Citibank NA	(72,515)

				$(88,477)

At November 30, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $143,627. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $133,332 at November 30, 2012.

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Floating-Rate Income Trust

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Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2012, the maximum amount of loss the Trust would incur due to counterparty risk was $55,150, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $39,698. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. At November 30, 2012, the maximum amount of loss the Trust would incur due to counterparty risk would be reduced by approximately $39,700 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$55,150	(1)	$(143,627	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(303,069	)(1)	$(1,074,839	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2012, which is indicative of the volume of this derivative type, was approximately $31,863,000.

10  Revolving Credit and Security Agreement

The Trust entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $265 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 21, 2013, the Trust pays a monthly program fee of 0.85% per annum on its outstanding borrowings to administer the facility and a monthly liquidity fee of 0.15% per annum on the borrowing limit under the Agreement. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2012, the Trust had borrowings outstanding under the Agreement of $265,000,000 at an interest rate of 0.24%. The carrying amount of the borrowings at November 30, 2012 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at November 30, 2012. Program and liquidity fees for the six months ended November 30, 2012 totaled $1,340,441 and are included in interest expense on the Statement of Operations. For the six months ended November 30, 2012, the average borrowings under the Agreement and the average interest rate were $260,983,607 and 0.30% (annualized), respectively.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

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Floating-Rate Income Trust

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Notes to Financial Statements (Unaudited) — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests	$—	$858,330,410	$2,197,764	$860,528,174
Corporate Bonds & Notes	—	64,687,566	106,913	64,794,479
Asset-Backed Securities	—	3,707,162	—	3,707,162
Common Stocks	58,969	3,440,580	5,433,003	8,932,552
Warrants	—	33,551	0	33,551
Miscellaneous	—	27,225	—	27,225
Short-Term Investments	—	15,012,277	—	15,012,277

Total Investments	$58,969	$945,238,771	$7,737,680	$953,035,420

Forward Foreign Currency Exchange Contracts	$—	$55,150	$—	$55,150

Total	$58,969	$945,293,921	$7,737,680	$953,090,570

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(143,627)	$—	$(143,627)

Total	$—	$(143,627)	$—	$(143,627)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2012 is not presented.

At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Floating-Rate Income Trust

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Notes to Financial Statements (Unaudited) — continued

14  Subsequent Event

On December 18, 2012, the Trust issued 800 Series C-1 Variable Rate Term Preferred Shares (VRTP Shares), with a par value of $80 million. The Trust used the net proceeds of the offering to redeem and repurchase all of its outstanding APS which it completed on or prior to January 4, 2013. The VRTP Shares are a form of preferred shares with a mandatory redemption date of December 18, 2015, unless extended. The VRTP Shares were issued to a commercial paper conduit sponsored by a large financial institution (the Conduit). Dividends on the VRTP Shares are determined each day based on a spread to the Conduit’s current cost of funding. The Trust’s leverage amount did not change materially as a result of the VRTP Share issuance and the APS redemption.

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Eaton Vance

Floating-Rate Income Trust

November 30, 2012

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2012, Trust records indicate that there are 51 registered shareholders and approximately 23,591 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2224-1/13	CE-FLRINCSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 8, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 8, 2013